UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02215

T. Rowe Price Small-Cap Value Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments

Small-Cap Value Fund	March 31, 2018

T. Rowe Price Small-Cap Value Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/Par	$ Value
COMMON STOCKS 98.0%		
CONSUMER DISCRETIONARY 10.2%		
Auto Components 1.1%		
Dorman Products (1)	528,700	35,005
Horizon Global (1)(2)	1,435,063	11,825
LCI Industries	559,900	58,314
Strattec Security (2)	208,553	7,581
		112,725
Distributors 0.8%		
Pool	440,300	64,381
Uni-Select (CAD)	805,000	12,496
		76,877
Diversified Consumer Services 1.5%		
American Public Education (1)(2)	1,230,650	52,918
Capella Education (2)	642,000	56,079
Career Education (1)	2,836,591	37,273
National American University Holdings (2)	2,064,000	2,683
		148,953
Hotels, Restaurants & Leisure 1.2%		
Bojangles (1)	1,160,832	16,078
Hilton Grand Vacations (1)	465,800	20,039
ILG	1,442,793	44,885
Red Robin Gourmet Burgers (1)	426,094	24,713
Red Rock Resorts, Class A	579,244	16,960
		122,675
Household Durables 1.2%		
Cavco Industries (1)	418,200	72,662
CSS Industries (2)	1,206,264	21,110

Tri Pointe (1)	1,854,800	30,474
		124,246
Internet & Direct Marketing Retail 0.3%		
Liberty Expedia Holdings, Class A (1)	625,959	24,588
		24,588
Media 1.0%		
Cable One	66,500	45,693
MSG Networks (1)	596,500	13,481
Saga Communications, Class A (2)	585,612	21,814
Scholastic	495,400	19,241
		100,229
Multiline Retail 0.2%		
Ollies Bargain Outlet Holdings (1)	245,300	14,792
		14,792
Specialty Retail 2.1%		
Aaron's	1,312,300	61,153
Boot Barn Holdings (1)	830,011	14,716
Express (1)	1,998,200	14,307
Lumber Liquidators (1)(2)	2,080,300	49,761
Party City Holdco (1)	1,856,509	28,962
Sportsman's Warehouse Holdings (1)(2)	2,296,374	9,369
Winmark (2)	230,157	30,104
		208,372
Textiles, Apparel & Luxury Goods 0.8%		
Crocs (1)	1,439,000	23,384
Culp (2)	711,257	21,729
Steven Madden	856,275	37,590
		82,703
Total Consumer Discretionary		1,016,160

CONSUMER STAPLES 3.9%		
Beverages 0.4%		
Boston Beer, Class A (1)	106,200	20,077
Coca-Cola Bottling	125,074	21,597
		41,674
Food & Staples Retailing 0.5%		
PriceSmart	404,879	33,828
Spartannash	936,100	16,110
		49,938
Food Products 2.3%		
Cal-Maine Foods (1)	581,600	25,416
Nomad Foods (1)	5,725,900	90,125
Pinnacle Foods	455,800	24,659
Post Holdings (1)	845,854	64,082
Simply Good Foods (1)	2,088,196	28,671
Simply Good Foods, Warrants, 7/7/22 (1)	436,596	1,528
		234,481
Household Products 0.5%		
Energizer Holdings	502,600	29,945
Oil-Dri (2)	502,900	20,211
		50,156
Tobacco 0.2%		
Vector Group	766,433	15,628
		15,628
Total Consumer Staples		391,877
ENERGY 5.3%		
Energy Equipment & Services 1.4%		
Dril-Quip (1)	588,000	26,342
Frank's International	4,168,600	22,635

Global Geophysical, Warrants, 12/1/18 (1)(3)	26,187	–
Keane (1)	648,150	9,593
NCS Multistage Holdings (1)	245,311	3,680
Ranger Energy Services (1)(2)	1,127,220	9,176
SEACOR Holdings (1)	328,282	16,775
SEACOR Marine Holdings (1)	657,443	12,504
Sentinel Energy Services (1)(2)	1,999,188	19,832
TETRA Technologies (1)(2)	6,445,300	24,170
		144,707
Oil, Gas & Consumable Fuels 3.9%		
Advantage Oil & Gas (CAD) (1)	6,824,600	20,182
Andeavor	355,165	35,715
Centennial Resource Development, Class A (1)	2,966,822	54,441
Crew Energy (CAD) (1)	3,985,901	5,847
Earthstone Energy, Class A (1)(2)	1,664,783	16,848
International Seaways (1)	750,546	13,210
Jagged Peak Energy (1)	1,752,687	24,765
Kelt Exploration (CAD) (1)	4,696,100	25,078
Kosmos Energy (1)	2,057,700	12,963
Matador Resources (1)	1,964,860	58,769
Overseas Shipholding (1)(2)	4,313,059	12,249
Panhandle Oil & Gas, Class A	636,870	12,292
Plains GP Holdings, Class A (1)	985,552	21,436
Rex Stores Resources (1)	94,200	6,858
Venture Global LNG, Series B, Acquisition Date: 3/8/18 Cost $1,314 (1)(3)(4)	435	1,314
Venture Global LNG, Series C, Acquisition Date: 5/25/17 – 3/8/18, Cost $26,302 (1)(3)(4)	7,197	21,735
WPX Energy (1)	3,045,600	45,014
		388,716
Total Energy		533,423
FINANCIALS 29.7%		
Banks 18.8%		
American Business Bank	117,060	4,682

Atlantic Capital Bancshares (1)	1,107,906	20,053
BankUnited	2,423,500	96,892
Blue Hills Bancorp	1,211,533	25,260
Bridge Bancorp	408,968	13,721
Burke & Herbert (2)	10,157	27,932
Cobiz Financial (2)	3,061,682	60,009
Columbia Banking System	2,307,235	96,789
East West Bancorp	1,400,699	87,600
Farmers & Merchants Bank of Long Beach	2,871	22,824
FB Financial (1)	924,439	37,523
First Bancshares	234,604	7,566
First Hawaiian	856,329	23,832
Glacier Bancorp	1,487,800	57,102
HarborOne Bancorp (1)	873,525	15,426
Heritage Commerce	1,059,621	17,463
Heritage Financial	943,945	28,885
Home Bancshares	4,918,896	112,200
Hope Bancorp	2,647,087	48,151
Howard Bancorp (1)(2)	1,017,605	20,149
Independent Bank Group	761,180	53,815
John Marshall Bancorp (1)	505,916	8,879
Live Oak Bancshares (2)	2,237,268	62,196
National Bank Holdings, Class A (2)	1,921,559	63,892
National Commerce (1)	246,441	10,732
Pacific Premier Bancorp (1)	889,100	35,742
Pinnacle Financial Partners	554,272	35,584
Popular	1,445,200	60,149
Preferred Bank (2)	994,058	63,819
Premier Commercial Bancorp (2)	340,768	5,026
Prosperity Bancshares	1,253,800	91,063
Sandy Spring Bancorp	842,459	32,654
South State	159,518	13,607
Southern First Bancshares (1)	350,696	15,606
SVB Financial Group (1)	331,700	79,611
Synovus Financial	627,100	31,317
Texas Capital Bancshares (1)	782,100	70,311
Towne Bank/Portsmouth VA	2,368,475	67,738
Union Bankshares	406,900	14,937

Webster Financial	959,473	53,155
Western Alliance Bancorp (1)	2,074,254	120,535
Wintrust Financial	741,768	63,829
		1,878,256
Capital Markets 3.2%		
Cboe Global Markets	538,236	61,413
Golub Capital	977,100	17,480
Hercules Capital (5)	1,763,200	21,335
Houlihan Lokey	880,727	39,280
Janus Henderson	672,905	22,267
JMP Group, Partnership	1,014,112	5,121
Main Street Capital	631,600	23,306
OTC Markets, Class A	410,005	10,988
OTC Markets, Class A, Acquisition Date: 12/12/17 Cost $2,370 (1)(4)	94,780	2,286
Safeguard Scientifics (1)(2)	941,995	11,540
Stifel Financial	356,200	21,098
TCP Capital	822,800	11,700
TPG Specialty Lending	1,440,390	25,725
Triangle Capital	1,405,499	15,643
Virtus Investment Partners	226,842	28,083
		317,265
Consumer Finance 1.2%		
Green Dot, Class A (1)	1,452,600	93,199
SLM (1)	1,971,600	22,101
		115,300
Insurance 2.5%		
Assured Guaranty	1,037,083	37,542
Employers Holdings	583,900	23,619
James River Group Holdings	236,000	8,371
Kinsale Capital	701,866	36,027
ProAssurance	1,187,700	57,663
RenaissanceRe Holdings	166,700	23,089
Safety Insurance Group	382,300	29,380

State Auto Financial	1,191,521	34,042
		249,733
Mortgage Real Estate Investment Trusts 0.5%		
Hannon Armstrong Sustainable Infrastructure Capital, REIT	1,867,300	36,412
Redwood Trust, REIT	1,103,600	17,073
		53,485
Thrifts & Mortgage Finance 3.5%		
Beneficial Bancorp	2,497,768	38,840
Clifton Bancorp (2)	1,335,381	20,899
FS Bancorp (2)	194,704	10,417
Kearny Financial	2,536,021	32,968
Meridian Bancorp	2,153,335	43,390
PCSB Financial (1)	683,305	14,336
PDL Community Bancorp (1)(2)	1,001,044	14,665
PennyMac Financial Services, Class A (1)	1,101,460	24,948
Radian	3,209,400	61,107
Sterling Bancorp	1,185,504	16,016
United Financial Bancorp (2)	2,725,101	44,147
WSFS Financial	561,537	26,897
		348,630
Total Financials		2,962,669
HEALTH CARE 7.3%		
Biotechnology 1.2%		
Bluebird Bio (1)	265,600	45,351
Blueprint Medicines (1)	103,200	9,464
Coherus Biosciences (1)	838,818	9,269
CytomX Therapeutics (1)	125,000	3,556
Loxo Oncology (1)	98,500	11,364
MacroGenics (1)	232,353	5,846
Momenta Pharmaceuticals (1)	630,700	11,447
NewLink Genetics (1)	831,900	6,031
Rigel Pharmaceuticals (1)	2,274,900	8,053

Xencor (1)	309,485	9,279
		119,660
Health Care Equipment & Supplies 4.6%		
Analogic	245,600	23,553
Angiodynamics (1)	364,700	6,291
Atrion (2)	153,023	96,603
Haemonetics (1)	627,500	45,908
Halyard Health (1)	1,618,231	74,568
Integer Holdings (1)	380,223	21,502
JAND, Class A, Acquisition Date: 3/9/18, Cost: $4,644 (1)(3)(4)	295,474	4,644
Lantheus Holdings (1)	1,389,579	22,094
Quidel (1)	1,692,000	87,663
Utah Medical Products (2)	204,829	20,247
West Pharmaceutical Services	602,500	53,195
		456,268
Health Care Providers & Services 1.5%		
Ensign Group	1,133,206	29,803
Molina Healthcare (1)	369,954	30,033
Select Medical Holdings (1)	2,374,800	40,965
WellCare Health Plans (1)	260,000	50,344
		151,145
Total Health Care		727,073
INDUSTRIALS & BUSINESS SERVICES 12.8%		
Aerospace & Defense 1.7%		
BWX Technologies	849,100	53,944
Cubic	759,045	48,275
Triumph Group (2)	2,706,900	68,214
		170,433
Building Products 0.8%		
CSW Industrials (1)	439,100	19,782
Insteel Industries	521,185	14,400

JELD-WEN Holding (1)	414,821	12,702
Universal Forest Products	998,100	32,388
		79,272
Commercial Services & Supplies 1.2%		
Brady, Class A	806,700	29,969
Matthews International, Class A	665,800	33,689
McGrath RentCorp	693,202	37,218
MSA Safety	275,900	22,966
		123,842
Construction & Engineering 0.8%		
Aegion (1)(2)	2,109,952	48,339
Comfort Systems USA	199,500	8,229
Valmont Industries	179,500	26,261
		82,829
Electrical Equipment 0.3%		
Powell Industries	161,700	4,340
Thermon Group Holdings (1)	1,348,640	30,223
		34,563
Industrial Conglomerates 0.3%		
Raven Industries	810,654	28,413
		28,413
Machinery 3.8%		
Blue Bird (1)	1,047,900	24,835
Chart Industries (1)	480,700	28,376
CIRCOR International	703,800	30,024
Colfax (1)	404,900	12,916
ESCO Technologies	721,800	42,261
Hillenbrand	519,900	23,863
John Bean Technologies	589,200	66,815
Lydall (1)	560,300	27,035
RBC Bearings (1)	321,299	39,905

Rexnord (1)	1,298,700	38,546
Sun Hydraulics	755,334	40,456
Westport Fuel Systems (1)	1,506,864	3,300
		378,332
Marine 0.5%		
Kirby (1)	386,400	29,733
Matson	590,700	16,918
		46,651
Professional Services 0.8%		
FTI Consulting (1)	991,400	47,994
Navigant Consulting (1)	1,642,722	31,606
		79,600
Road & Rail 1.9%		
Genesee & Wyoming, Class A (1)	699,819	49,540
Landstar System	954,900	104,705
Patriot Transportation Holding (1)(2)	242,333	4,498
Universal Logistics Holdings (2)	1,417,066	29,971
		188,714
Trading Companies & Distributors 0.7%		
Beacon Roofing Supply (1)	969,000	51,425
Kaman	288,600	17,928
		69,353
Total Industrials & Business Services		1,282,002
INFORMATION TECHNOLOGY 9.7%		
Communications Equipment 0.5%		
Harmonic (1)(2)	11,098,633	42,175

Lumentum Holdings (1)	128,300	8,185
		50,360
Electronic Equipment, Instruments & Components 3.5%		
Badger Meter	502,409	23,689
Belden	1,338,000	92,242
Knowles (1)	2,775,000	34,937
Littelfuse	419,600	87,352
Mesa Laboratories (2)	208,015	30,878
Methode Electronics	857,600	33,532
Synnex	425,700	50,403
		353,033
Internet Software & Services 1.9%		
ANGI Homeservices, Class A (1)	2,923,686	39,704
Cargurus, Lock-Up Shares, Class A, Acquisition Date: 7/7/15 Cost $8,491 (1)(4)	1,253,457	45,809
Cision (1)	1,322,146	15,297
Coupa Software (1)	390,304	17,806
GTT Communications (1)	436,600	24,755
Q2 Holdings (1)	464,100	21,140
SVMK (f/k/a SurveyMonkey), Acquisition Date: 11/25/14 Cost $9,188 (1)(3)(4)	558,530	5,619
Upwork, Acquisition Date: 11/20/17, Cost $1,715 (1)(3)(4)	381,023	1,715
XO Group (1)	731,973	15,188
		187,033
IT Services 0.9%		
Conduent (1)	2,111,700	39,362
CSRA	1,202,200	49,567
Startek (1)	220,259	2,154
		91,083
Semiconductors & Semiconductor Equipment 1.3%		
Cabot Microelectronics	281,000	30,098
Entegris	1,207,300	42,014
Integrated Device Technology (1)	255,800	7,817

MaxLinear (1)	948,400	21,576
PDF Solutions (1)	460,300	5,367
Rudolph Technologies (1)	658,000	18,227
Synaptics (1)	167,800	7,673
		132,772
Software 1.6%		
Callidus Software (1)	1,109,300	39,879
Computer Modelling (CAD)	1,900,380	13,703
RealPage (1)	297,700	15,332
Rosetta Stone (1)	727,600	9,568
Tableau Software, Class A (1)	712,500	57,584
Zendesk (1)	465,500	22,284
		158,350
Total Information Technology		972,631
MATERIALS 5.4%		
Chemicals 2.4%		
AgroFresh Solutions (1)(2)	6,159,439	45,272
American Vanguard	1,460,400	29,500
Hawkins	476,700	16,756
Innospec	120,334	8,255
KMG Chemicals (2)	1,144,311	68,602
Minerals Technologies	646,100	43,256
Orion Engineered Carbons	1,063,591	28,823
		240,464
Containers & Packaging 0.7%		
Myers Industries (2)	3,176,322	67,179
		67,179
Metals & Mining 1.4%		
Carpenter Technology	1,106,500	48,819
Constellium, Class A (1)	2,115,700	22,955
New Gold (CAD) (1)	5,528,900	14,334

Osisko Gold Royalties (CAD)	1,215,000	11,732
Petra Diamonds (GBP) (1)	8,761,066	8,089
Reliance Steel & Aluminum	373,900	32,058
		137,987
Paper & Forest Products 0.9%		
Clearwater Paper (1)(2)	1,455,013	56,891
Interfor (CAD) (1)	1,294,400	23,600
Stella-Jones (CAD)	411,972	14,553
		95,044
Total Materials		540,674
REAL ESTATE 8.0%		
Equity Real Estate Investment Trusts 7.1%		
Acadia Realty Trust, REIT	1,311,000	32,251
American Assets Trust, REIT	472,000	15,769
American Campus Communities, REIT	658,317	25,424
Cedar Realty Trust, REIT (2)	11,664,362	45,958
CubeSmart, REIT	1,080,200	30,462
Douglas Emmett, REIT	933,600	34,319
EastGroup Properties, REIT	388,400	32,105
Healthcare Realty Trust, REIT	1,378,592	38,201
JBG Smith Properties, REIT	1,194,479	40,266
Kilroy Realty, REIT	482,000	34,203
Paramount, REIT	2,040,535	29,057
Pebblebrook Hotel Trust, REIT	974,400	33,471
PotlatchDeltic, REIT	862,500	44,893
PS Business Parks, REIT	320,200	36,195
Retail Opportunity Investments, REIT	1,454,100	25,694
Saul Centers, REIT	802,700	40,914
Sunstone Hotel Investors, REIT	2,129,110	32,405
Terreno Realty, REIT	1,800,200	62,125
Urban Edge Properties, REIT	1,095,400	23,387
Urstadt Biddle Properties, Class A, REIT	807,700	15,589
Urstadt Biddle Properties, REIT	55,400	939

Southwest Gas Holdings	400,800	27,106
		231,273
Independent Power & Renewable Electricity Producers 0.3%		
Nextera Energy Partners	694,500	27,773
		27,773
Multi-Utilities 0.7%		
Black Hills	411,000	22,317
NorthWestern	877,300	47,199
SCANA	133,200	4,982
		74,498
Water Utilities 0.4%		
California Water Service Group	761,100	28,350
Middlesex Water	318,632	11,694
		40,044
Total Utilities		548,819
Total Common Stocks (Cost $5,898,504)		9,793,986
CONVERTIBLE PREFERRED STOCKS 0.5%		
CONSUMER DISCRETIONARY 0.1%		
Hotels, Restaurants & Leisure 0.1%		
Sweetgreen, Series G, Acquisition Date: 8/15/16 - 2/27/18 Cost $10,075 (1)(3)(4)	1,119,428	10,075
Total Consumer Discretionary		10,075
CONSUMER STAPLES 0.1%		
Food Products 0.1%		
Farmers Business Network, Series D, Acquisition Date: 11/3/17 Cost $15,529 (1)(3)(4)	841,026	15,529
Total Consumer Staples		15,529

HEALTH CARE 0.1%		
Health Care Equipment & Supplies 0.1%		
JAND, Series E, Acquisition Date: 3/9/18, Cost $5,729 (1)(3)(4)	364,498	5,729
Total Health Care		5,729
INFORMATION TECHNOLOGY 0.2%		
Internet Software & Services 0.2%		
Glassdoor, Series H, Acquisition Date: 4/25/16 Cost $7,437 (1)(3)(4)	929,659	7,437
Roofoods, Series F, Acquisition Date: 9/12/17 Cost $10,300 (1)(3)(4)	29,130	10,300
Upwork, Series A-1, Acquisition Date: 11/20/17 Cost $1,595 (1)(3)(4)	354,555	1,595
Upwork, Series A-2, Acquisition Date: 11/20/17 Cost $5,371 (1)(3)(4)	1,193,469	5,371
Total Information Technology		24,703
Total Convertible Preferred Stocks (Cost $56,036)		56,036
CONVERTIBLE BONDS 0.1%		
Safeguard Scientifics, 5.25%, 5/15/18 (2)	6,436,000	6,459
Total Convertible Bonds (Cost $6,436)		6,459
SHORT-TERM INVESTMENTS 1.4%		
Money Market Funds 1.4%		
T. Rowe Price Government Reserve Fund, 1.63% (2)(6)	140,608,697	140,609
Total Short-Term Investments (Cost $140,609)		140,609
Total Investments in Securities 100.0% of Net Assets (Cost $6,101,585)		**$ 9,997,090**

‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Affiliated Company
(3) Level 3 in fair value hierarchy. See Note 2.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Small-Cap Value Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Small-Cap Value Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital growth by investing primarily in small companies whose common stocks are believed to be undervalued.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date basis.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities, held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2018:

There were no material transfers between Levels 1 and 2 during the period ended March 31, 2018.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2018. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2018, totaled $(5,672,000) for the period ended March 31, 2018.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest its cash reserves in certain open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Small-Cap Value Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 24, 2018

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 24, 2018

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date May 24, 2018